Stockholders' equity (Details)	12 Months Ended
	Dec. 31, 2021 € / shares shares	Dec. 31, 2020 € / shares shares	Dec. 31, 2019 shares
Common Class A
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)	96,704,815	55,967,976
Class common stock, par value (in EUR per ADS) | € / shares	€ 0.06	€ 0.06
Common stock, voting rights per share	1
Common Class B
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)	261,962,688	298,187,967
Common stock, conversion ratio	1	1
Shares converted (in shares)	36,225,279	3,500,000	7,000,000
Class common stock, par value (in EUR per ADS) | € / shares	€ 0.60	€ 0.60
Common stock, voting rights per share	10